Redeemable Warrant Liability	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Redeemable Warrant Liability [Abstract]
Redeemable Warrant Liability
NOTE 7—REDEEMABLE WARRANT LIABILITY
Pursuant to the Initial Public Offering, the Company sold 40,250,000

SAIL
SM
securities (including the full exercise of the underwriter’s over-allotment option) at a price of
$
10.00

per SAIL
SM
security. Each SAIL
SM
security consists of one share of Class A common stock of the Company at
$
0.0001
par value and one-fourth of one Redeemable Warrant (or
10,062,500
Redeemable Warrants in the aggregate). See “Note 3—Initial Public Offering” for additional details on the Redeemable Warrants.
The Company determined that the Redeemable Warrants qualified as freestanding financial instruments that are bifurcated from the Class A common stock and classified as a separate liability pursuant to ASC 815, “Derivatives and Hedging” (ASC 815). According to ASC 815, financial instruments classified as liabilities are presented at fair value each reporting period, with changes in fair value recorded through earnings. As of December 31, 2020, the value of the Redeemable Warrants was $18,716,250 and the Company recorded a loss on the remeasurement value of the Redeemable Warrants of $(2,204,822) for the period from October 13, 2020 (inception) through December 31, 2020 in the change
in fair value of redeemable warrant liability line in the Statement of Operations.
The fair value of these instruments was estimated using Monte Carlo simulation. The key assumptions in the option pricing model utilized are assumptions related to expected underlying share-price volatility, expected term of the warrants, the risk-free interest rate and the Company’s dividend yield. The expected volatility as of the December 15, 2020 issuance date was derived from observable public warrant pricing on comparable ‘blank-check’ companies that went public in 2019 and 2020. The risk-free interest rate was based on the interpolated U.S. Constant Maturity Treasury yield. The expected term of the warrants was assumed to be one year until the closing of a Business Combination, and an estimated five year holding period, based on typical equity investor holding periods. The dividend rate was based on the historical rate, which the Company anticipates to remain at zero.

NOTE 7—REDEEMABLE WARRANT LIABILITY
Pursuant to the Initial Public Offering, the Company sold 40,250,000
SAIL
SM
securities (including the full exercise of the underwriter’s over-allotment option) at a price of
$10.00

per SAIL
SM
security.
Each SAIL
SM
security
 consists of one share of Class A common stock of the Company at
$
0.0001
par value and
one-fourth
of one Redeemable Warrant (or
10,062,500
Redeemable Warrants in the aggregate). See “Note 3—Initial Public Offering” for additional details on the Redeemable Warrants.
The Company determined that the Redeemable Warrants qualified as freestanding financial instruments that are bifurcated from the Class A common stock and classified as a separate liability pursuant to ASC 815, “Derivatives and Hedging” (ASC 815). According to ASC 815, financial instruments classified as liabilities are presented at fair value e
a
ch reporting period, with changes in fair value recorded through earnings. As of June 30, 2021 and December 31, 2020, the value of the Redeemable Warrants was $10,867,500 and $18,716,250, respectively. The Company recorded a gain on the remeasurement value of the Redeemable Warrants of $7,848,750 for the six months ended June 30, 2021 in the
change
in fair value of redeemable warrant liability line in the Statement of Operations.
As the Redeemable Warrants, effective February 1, 2021, are separately traded on NYSE under the symbol “CBAH WS,” as of June 30, 2021, the fair value of the Redeemable Warrants was determined based on the quoted trading price of these instruments. As of December 31, 2020, the fair value of these instruments was estimated using Monte Carlo simulation. The key assumptions in the option pricing model utilized are assumptions related to expected underlying share-price volatility, expected term of the warrants, the risk-free interest rate and the Company’s dividend yield. The expected volatility as of the December 15, 2020 was derived from observable public warrant pricing on comparable ‘blank-check’ companies that went public in 2019 and 2020. The risk-free interest rate is based on the interpolated U.S. Constant Maturity Treasury yield. The expected term of the warrants is assumed to be one year until the closing of a Business Combination, and an estimated five year holding period, based on typical equity investor holding periods. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.